THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln National Variable Annuity Account E
The American Legacy®

Lincoln National Variable Annuity Account H
American Legacy® II, American Legacy® III, American Legacy® III B Class
American Legacy® III C Share, American Legacy® III View, American Legacy® III Plus
American Legacy® Design, American Legacy® Series, American Legacy® Advisory
American Legacy® Fusion, American Legacy® Signature
American Legacy Shareholder’s Advantage®, American Legacy Shareholder’s Advantage® A Class
American Legacy® Target Date Income B Share, American Legacy® Target Date Income Advisory

Lincoln Life Variable Annuity Account N
ChoicePlusSM Product Suite, ChoicePlusSM II Product Suite
ChoicePlus AssuranceSM Product Suite
ChoicePlusSM Design, ChoicePlusSM Rollover, ChoicePlusSM Signature
ChoicePlusSM Fusion, ChoicePlusSM Advisory, ChoicePlusSM Select B Share
InvestmentSolutionsSM RIA, InvestmentSolutionsSM

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Variable Annuity Account H
American Legacy® III, American Legacy® III B Class
American Legacy® III C Share, American Legacy® III View, American Legacy® III Plus
American Legacy® Design, American Legacy® Series, American Legacy® Advisory
American Legacy® Fusion, American Legacy® Signature
American Legacy Shareholder’s Advantage®, American Legacy Shareholder’s Advantage® A Class
American Legacy® Target Date Income B Share, American Legacy® Target Date Income Advisory

Lincoln New York Account N for Variable Annuities
ChoicePlusSM Product Suite, ChoicePlusSM II Product Suite
ChoicePlus AssuranceSM Product Suite
ChoicePlusSM Design, ChoicePlusSM Signature
ChoicePlusSM Fusion, ChoicePlusSM Advisory, InvestmentSolutionsSM

Supplement dated September 1, 2021 to the Prospectus dated May 1, 2021

This supplement to the prospectus for your individual variable annuity contract discusses a change to the maximum purchase payments limits under the contract. All other provisions in your prospectus remain unchanged. This supplement is for informational purposes and requires no action on your part.

The Contracts – Purchase Payments: Beginning September 1, 2021, Purchase Payments totaling $2 million or more are subject to Home/Servicing Office approval.
Living Benefit Riders. Beginning September 1, 2021, the election of any of the Living Benefit Riders available under your contract is subject to Home/Servicing Office approval if your Contract Value totals $2 million or more (previously $1 million). This provision does not apply to elections of i4LIFE® Advantage or the Guaranteed Income Benefit.

Please keep this supplement for future reference.